SmartETFs Dividend Builder ETF

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 98.5%	Value
	Australia: 2.5%
62,163	Sonic Healthcare Ltd.	$1,000,504

	Denmark: 2.3%
13,376	Novo Nordisk A/S	910,718

	France: 8.1%
16,233	Danone SA	1,243,379
10,221	Publicis Groupe	958,603
4,409	Schneider Electric SE	1,004,694
		3,206,676
	Germany: 3.3%
4,456	Deutsche Boerse AG	1,310,991

	Ireland: 2.8%
12,273	Medtronic PLC	1,102,852

	Sweden: 5.5%
36,832	Assa Abloy AB-B	1,098,932
66,055	Atlas Copco	1,047,522
		2,146,454

	Switzerland: 8.9%
20,192	ABB Ltd.	1,032,081
13,049	Nestle SA	1,317,732
3,521	Roche Holding AG	1,156,155
		3,505,968
	Taiwan: 2.3%
5,373	Taiwan Semiconductor Manufacturing Co., Ltd.	891,918

	United Kingdom: 8.6%
41,435	Diageo PLC	1,078,276
17,067	Reckitt Benckiser Group PLC	1,153,066
19,053	Unilever PLC	1,134,644
		3,365,986
	United States: 54.2%
5,900	AbbVie Inc.	1,236,168
10,890	Aflac Inc.	1,210,859
3,463	Arthur J Gallagher & Co.	1,195,566
1,139	BlackRock Inc.	1,078,041
4,804	Broadcom Inc.	804,334
17,836	Cisco Systems Inc.	1,100,660
4,642	CME Group Inc.	1,231,476
3,538	Eaton Corp. PLC	961,735
8,833	Emerson Electric Co.	968,450
4,345	Illinois Tool Works Inc.	1,077,603
7,210	Johnson & Johnson	1,195,706
2,717	Microsoft Corp.	1,019,935
19,028	Mondelez International Inc.	1,291,050
11,587	Otis Worldwide Corp.	1,195,778

SmartETFs Dividend Builder ETF

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 98.5%	Value
	Common Stocks (Continued)
	United States (Continued)
7,606	Paychex Inc.	$1,173,454
7,744	PepsiCo Inc.	1,161,135
6,676	Procter & Gamble Co./The	1,137,724
6,170	Texas Instruments Inc.	1,108,749
16,675	The Coca-Cola Co. - ADR	1,194,264
		21,342,687

	Total Common Stocks (Cost $29,598,150)	38,784,754

	Total Investments in Securities (Cost $29,598,150): 98.5%	38,784,754
	Other Assets in Excess of Liabilities: 1.5%	603,955
	Total Net Assets - 100.0%	$39,388,709

ADR - American Depository Receipt

PLC - Public Limited Company